Other financial assets - Disclosure of Reconciliation of Other Non-Current Financial Assets (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Collateral for lease and other agreements	€ 10,738	€ 11,828
Pledged asset for endowment insurance	2,751	2,512
Collateral for Bank Guarantees	1,847	1,560
Derivative financial instrument	2,888	0
Other non-current receivables	€ 18,224	€ 15,900